Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,778,010
Total Fee Amount	245.54
Total Offset Amount	0
Net Fee	$ 245.54
Offset Table N/A	N/A